BORROWINGS	12 Months Ended
Dec. 31, 2025
BORROWINGS
BORROWINGS

13.  BORROWINGS

Borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2024	2025
	RMB	RMB
Short term bank borrowings	589,000	1,172,561
Long-term bank borrowings, current portion	615,015	957,062
Other long-term borrowings, current portion	805,175	1,102,092
	2,009,190	3,231,715
Long-term bank borrowings, non-current portion	6,082,964	9,490,143
Other long-term borrowings, non-current portion	1,684,426	2,089,521
Total borrowings	9,776,580	14,811,379

The short-term bank borrowings outstanding as of December 31, 2024 and 2025 bore a weighted average interest rate of 4.35% and 3.18% per annum, respectively.

The long-term borrowings (including current portion) outstanding as of December 31, 2024 and 2025 bore a weighted average interest rate of 4.53% and 3.90% per annum, respectively, and were denominated in RMB. These loans were obtained from financial institutions located in the PRC.

As of December 31, 2024 and 2025, unused loan facilities for bank and other borrowings amounted to RMB4,038,927 and RMB7,280,855, respectively.

13.  BORROWINGS (CONTINUED)

Borrowings as of December 31, 2024 and 2025 were secured by the following:

December 31, 2024

Short-term borrowings	Secured by
(RMB)
589,000	Unsecured borrowing.

Long-term borrowings (including current portion)	Secured by
(RMB)
2,988,344	Secured by a subsidiary’s share.
5,124,656	Secured by property and equipment and land-use right with net book value of RMB832,153 and RMB205,334, respectively (Note 8/Note 10), and a subsidiary’s share.
1,074,580	Unsecured borrowing.
9,187,580

December 31, 2025

Short-term borrowings	Secured by
(RMB)
1,172,561	Unsecured borrowing.

Long-term borrowings (including current portion)	Secured by
(RMB)
2,925,374	Secured by shares of subsidiaries and/or acccouts receivable.
9,526,034

Secured by property and equipment and land-use right with net book value of RMB1,257,726 and RMB249,031, respectively (Note 8/Note 10). In addition to the above assets pledged for secured borrowings, some of the borrowings were guaranteed by shares of subsidiaries and/or accounts receivable.

1,187,410	Unsecured borrowing.
13,638,818

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s short-term borrowings and long-term borrowings, including bank and other borrowings in the succeeding five years and thereafter:

RMB
For the years ending December 31,
2026	3,231,715
2027	1,897,821
2028	1,791,557
2029	1,387,968
2030	1,286,159
2031 and thereafter	5,216,159